Summary Of Significant Accounting Policies Summary Of Cash Cash Equivalents And Short Term Investments (Detail) - Rigetti Computing, Inc - USD ($)	Dec. 31, 2021	Jan. 31, 2021
Cash	$ 11,728,516	$ 22,202,388
Restricted cash	317,134	317,134
Total cash and restricted cash	$ 12,045,650	$ 22,519,522